TAXATION - Schedule of income before income tax, domestic and foreign (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Mainland China	¥ (2,139,795)	$ (301,384)	¥ (2,475,677)	¥ (1,646,607)
Non-mainland China	(25,893)	(3,646)	(188,238)	70,592
Loss before income taxes	¥ (2,165,688)	$ (305,030)	¥ (2,663,915)	¥ (1,576,015)